RELATED PARTIES	12 Months Ended
Jun. 30, 2020
Disclosure Of Related Party [Abstract]
Disclosure of related party [text block]

28 RELATED PARTIES

Disclosures are included in the following notes:

NOTE 5 COST OF SALES

NOTE 16 TRADE AND OTHER PAYABLES

NOTE 19.3 TRANSACTIONS WITH KEY MANAGEMENT PERSONNEL

NOTE 21 EQUITY

NOTE 22 INTEREST IN SUBSIDIARIES